Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Net revenues:
Net revenues	$ 2,394,423	$ 1,946,199	$ 4,667,943	$ 3,803,973	$ 7,225,973	$ 7,982,082
Healthcare Workforce [Member]
Net revenues:
Net revenues	678,113	362,447	1,191,115	1,017,664	1,902,700	5,896,433
Population Health [Member]
Net revenues:
Net revenues	$ 1,716,310	$ 1,583,752	$ 3,476,828	$ 2,786,309	5,323,273	2,068,804
Behavioral And Mental Health [Member]
Net revenues:
Net revenues						$ 16,845